As filed with the Securities and Exchange Commission on February 1, 2001 Registration No. 333-60461

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 9 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)
                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401



It is proposed that this filing will become effective on February 1, 2000 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec    Separate Account of Pacific
Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)

Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About Pacific Life

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Exec II basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Exec II basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Exec II basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Exec II basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About Pacific Life

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor........   About Pacific Life

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


                                  PROSPECTUS


(Included in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-000953, as filed on April 21, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-01-000035, as filed on January 4, 2001.)

     Supplement to Prospectus Dated May 1, 2000 for Pacific Select Exec II
           Flexible Premium Variable Insurance Policy (the "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated January 2, 2001:

                      ---------------------------------------------------------
Eleven new variable    The following new investment options are added to the
investment options     chart on page 1 of the prospectus:
are available
                       . Blue Chip                . Strategic Value
                       . Aggressive Growth        . Focused 30
                       . Financial Services       . Capital Opportunities
                       . Health Sciences          . Mid-Cap Growth
                       . Technology               . Global Growth
                       . Telecommunications

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income variable account terminated on
investment option      September 22, 2000.
is no longer
available              All references to the Bond and Income variable account,
                       investment option or portfolio are removed. References to the 21 variable investment options throughout the prospectus are changed to refer to 31 variable investment options.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                      ---------------------------------------------------------
The International      Effective January 1, 2001 Lazard Asset Management is
Value Portfolio has    the portfolio manager of the International Value
a new portfolio        portfolio.
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

                      ---------------------------------------------------------
An overview of         The 4th paragraph is replaced with:
Pacific Select Exec
II: Withdrawal and     Your policy's surrender charge will never exceed the
surrender charges      lesser of the surrender charge or the maximum surrender
is revised             charge. The maximum surrender charge is calculated on
                       each coverage segment at a rate that is based on the
                       age and risk class of the person insured by the policy
The 6th paragraph      on the date each coverage segment is effective, and
of the example is      each $1,000 of the coverage segment. It does not change
replaced with:         during the first 10 years for each coverage segment,
                       and then is reduced to zero at the end of the 10th
The most we will       year.
assess on any
surrendered            The following is added to the end of Withdrawal and
coverage segment is    surrender charges:
$69.09 per $1,000
of face amount.        Please refer to your policy and any supplement schedule
                       of benefits for maximum surrender charges.

Supplement dated February 1, 2001

                      ---------------------------------------------------------
An overview of         Other expenses
Pacific Select Exec
II: Fees and           The table also shows the advisory fee and fund expenses
expenses paid by       as an annual percentage of each portfolio's average
the Pacific Select     daily net assets for the year 2000. To help limit fund
Fund: Other            expenses, effective July 1, 2000 we contractually
expenses is            agreed to waive all or part of our investment advisory
replaced               fees or otherwise reimburse each portfolio for
                       operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In
                       2000, Pacific Life reimbursed approximately $14,627 to the I-Net Tollkeeper Portfolio, $36,874 to the
                       Strategic Value Portfolio, $34,687 to the Focused 30
                       Portfolio and $28,882 to the Small-Cap Index Portfolio.

                   ----------------------------------------------------------------------------------------
                                                                                    Less
                                                Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                    fee      expenses amounts+ expenses reimbursement expenses
                   ----------------------------------------------------------------------------------------
                                                        As an annual % of average daily net assets
                   Blue Chip/1/                 0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/         1.00     0.06     --       1.06      --           1.06
                   Aggressive Equity/2/         0.80     0.04     0.02     0.86      --           0.86
                   Emerging Markets/2/          1.10     0.20     --       1.30      --           1.30
                   Diversified Research/2/      0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/          0.65     0.05     --       0.70      --           0.70
                   International Large-Cap/2/   1.05     0.13     --       1.18      --           1.18
                   Equity                       0.65     0.04     --       0.69      --           0.69
                   I-Net Tollkeeper/2/          1.50     0.13     --       1.63     (0.02)        1.61
                   Financial Services/1/        1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/           1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/                1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/        1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy               0.65     0.04     --       0.69      --           0.69
                   Equity Income/2/             0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value              0.95     0.51     --       1.46     (0.41)        1.05
                   Growth LT                    0.75     0.04     --       0.79      --           0.79
                   Focused 30                   0.95     0.43     --       1.38     (0.33)        1.05
                   Mid-Cap Value/2/             0.85     0.04     0.12     1.01      --           1.01
                   International Value          0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/     0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/            0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/             1.10     0.19     --       1.29      --           1.29
                   Equity Index                 0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/           0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                         1.10     0.05     --       1.15      --           1.15
                   Government Securities/2/     0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/              0.60     0.05     --       0.65      --           0.65
                   Money Market                 0.34     0.04     --       0.38      --           0.38
                   High Yield Bond              0.60     0.04     --       0.64      --           0.64
                   Large-Cap Value/2/           0.85     0.05     0.06     0.96      --           0.96
                   ----------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
                       You may enroll in or give instructions regarding the
Pacific Select Exec    dollar cost averaging or portfolio rebalancing program
II Basics:             by telephone if we have your completed telephone
Telephone              authorization on file.
transactions is
changed to             In early 2001, certain registered representatives will
Telephone and          be able to give us instructions electronically if
electronic             authorized by you. You may appoint your registered
transactions           representative to give us instructions on your behalf
                       by completing and filing an updated telephone and
We expect to make      electronic authorization with us.
the electronic
transaction feature    Transactions made electronically will be subject to the
available in early     same procedures, restrictions and risks as those made
2001. Please ask       by telephone. Sometimes your electronic transactions
your registered        will not be able to reach us. For example, our website
representative for     may be busy because of unusual market activity or a
more information.      significant economic or market change, or telephone
                       lines or the Internet are out of service due to severe weather conditions or other emergencies.

                      ---------------------------------------------------------
The death benefit:     Decreasing the face amount is replaced with:
Changing the face
amount is revised      Here are some additional things you should know about
                       decreasing the face amount:
Coverage segment
refers separately      .  The initial face amount and any additional coverage
to the initial face       segment are eligible for decrease
amount and any            .  on or after the fifth anniversary of its
increase in face             effective date; or
amount.                   .  on or after the first anniversary of its
                             effective date if its effective date is before the date the endorsement that limits your right to face amount decreases as stated above is added to your policy according to our administrative procedure.
                       .  We'll apply any decrease in the face amount to
                          eligible coverage segments in the following order:
                          .  to the most recent eligible increases you made to
                             the face amount
                          .  to the initial face amount
                       .  We do not charge you for a decrease in face amount.
                       .  We can refuse your request to decrease the face
                          amount if making the change means:
                          .  your policy will end because it no longer
                             qualifies as life insurance
                          .  the distributions we'll be required to make from
                             your policy's accumulated value will be greater than your policy's net cash surrender value
                          .  your policy will become a modified endowment
                             contract and you have not told us in writing that this is acceptable to you.

                      ---------------------------------------------------------
The death benefit:     In New Jersey, the Accounting benefit rider is known as
Optional riders is     the Term insurance rider.
amended

                      ---------------------------------------------------------
Your policy's          The 4th paragraph of Cost of insurance is replaced
accumulated value:     with:
Monthly deductions
is revised             Our current cost of insurance rates will apply
                       uniformly to all members of the same class. Any changes
Class is determined    in the cost of insurance rates will apply uniformly to
by a number of         all members of the same class. These rates generally
factors, including     increase as the person's age increases, and they vary
the age, risk          with the number of years the policy has been in force.
classification,        Our current rates are lower than the guaranteed rates
smoking status and     and they will not exceed the guaranteed rates in the
gender (unless         future.
unisex rates are
required) of the       The 2nd paragraph of M&E risk face amount charge under
person insured by      How we calculate the mortality and expense risk charge
the policy, and the    is replaced with:
policy date and
duration.              If you increase the face amount, each increase will
                       have a corresponding face amount charge related to the amount of the increase. The charge is based on the age and risk classification of the person insured by the policy at the time of the increase. We'll specify these charges in a supplemental schedule of benefits at the time of the increase. We'll apply each charge for 10 years from the day of the increase. If you decrease the face amount, the charge will remain the same.

                      ---------------------------------------------------------
Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

                    THE PORTFOLIO'S        THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO           INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Blue Chip           Long-term growth of    Equity securities of "blue chip"     A I M
                    capital. Current       companies--typically large companies
                    income is of           that are well established in their
                    secondary importance.  respective industries.


Aggressive Growth   Long-term growth of    Equity securities of small- and      A I M
                    capital.               medium-sized growth companies.



Financial Services  Long-term growth of    Equity securities in the financial   INVESCO
                    capital.               services sector. Such companies
                                           include banks, insurance companies,
                                           brokerage firms and other finance-
                                           related firms.


Health Sciences     Long-term growth of    Equity securities in the health      INVESCO
                    capital.               sciences sector. Such companies
                                           include medical equipment or
                                           supplies, pharmaceuticals, health
                                           care facilities and other health
                                           sciences-related firms.

Technology          Long-term growth of    Equity securities in the technology  INVESCO
                    capital.               sector. Such companies include
                                           biotechnology, communications,
                                           computers, electronics, Internet
                                           telecommunications, networking,
                                           robotics, video and other
                                           technology-related firms.

Telecommunications  Long-term growth of    Equity securities in the             INVESCO
                    capital. Current       telecommunications sector. Such as
                    income is of           companies that offer telephone
                    secondary importance.  service, wireless communications,
                                           satellite communications, television
                                           and movie programming, broadcasting
                                           and Internet access.

Strategic Value     Long-term growth of    Equity securities with the potential Janus Capital
                    capital.               for long-term growth of capital.     Corporation



Focused 30          Long-term growth of    Equity securities selected for their Janus Capital
                    capital.               growth potential.                    Corporation



Capital             Long-term growth of    Equity securities with the potential MFS
 Opportunities      capital.               for long-term growth of capital.



Mid-Cap Growth      Long-term growth of    Equity securities of medium-sized    MFS
                    capital.               companies believed to have above-
                                           average growth potential.



Global Growth       Capital appreciation.  Equity securities of any size        MFS
                                           located within and outside of the
                                           U.S.

                      ---------------------------------------------------------
Withdrawals,           The 3rd bullet point is replaced with:
surrenders and
loans: Surrendering    . Your policy's surrender charge is based on the
your policy is           initial face amount of your policy and each
revised                  additional coverage segment and will never exceed the
                         lesser of the surrender charge or the maximum surrender charge. The maximum surrender charge is calculated on each coverage segment at a rate that is based on the age and risk class of the person insured by the policy on the date each coverage segment is effective, and each $1,000 of coverage segment.

                       The 6th bullet line is replaced with:

                       . If you increase your policy's face amount, each
                         increase has a surrender charge and maximum surrender charge, based on the amount of the increase and the age and risk classification of the person insured by the policy at the time of the increase, for 10 policy years.

                       The 3rd paragraph of How we calculate the surrender charge is replaced with:

                       The maximum surrender charge does not change during the first 10 policy years, and then is reduced to zero at the end of the 10th policy year. The most we will assess on any surrendered coverage segment is $69.09 per $1,000 of face amount.

                       Please refer to your policy and any supplemental schedule of benefits for maximum surrender charges.

                      ---------------------------------------------------------
About Pacific Life:    The next several pages contain the unaudited statement
Financial              of assets and liabilities of the Pacific Select Exec
Statements is          Separate Account as of September 30, 2000 and the
revised                related statement of operations for the nine months
                       then ended, and the statement of changes in net assets for the nine month period ended September 30, 2000 and for the year ended December 31, 1999.

                       These are followed by the unaudited consolidated financial statements for Pacific Life as of September 30, 2000 and December 31, 1999 and for the nine months ended September 30, 2000 and 1999.

                      ---------------------------------------------------------
Appendix B is          Appendix B--Surrender Charge: Rates per $1,000 of
replaced               Initial Face Amount is replaced with the chart
                       appearing on page 27 of this supplement.

                      ---------------------------------------------------------
Appendix C is          Appendix C--Maximum Surrender Charge: Rates Per $1,000
replaced               Of Initial Face Amount is replaced with the chart
                       appearing on page 28 of this supplement.

                       Please refer to your policy and any supplemental schedule of benefits pages for maximum surrender charges.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT

                 Financial Statements as of September 30, 2000
                and for the nine months ended September 30, 2000
                    and for the year ended December 31, 1999

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                         Aggressive Emerging Diversified  Small-Cap  International            I-Net     Multi-
                           Equity   Markets   Research     Equity      Large-Cap    Equity  Tollkeeper Strategy
                          Variable  Variable  Variable    Variable     Variable    Variable  Variable  Variable
                          Account   Account    Account   Account (1)    Account    Account   Account   Account
                         --------------------------------------------------------------------------------------

ASSETS
Investments:
 Aggressive Equity
 Portfolio..............  $48,134
 Emerging Markets
 Portfolio..............            $23,385
 Diversified Research
 Portfolio..............                       $4,633
 Small-Cap Equity
 Portfolio (1) .........                                  $301,502
 International Large-Cap
 Portfolio..............                                                $16,110
 Equity Portfolio.......                                                           $74,910
 I-Net Tollkeeper
 Portfolio..............                                                                      $6,073
 Multi-Strategy
 Portfolio..............                                                                               $159,197

Receivables:
 Due from Pacific Life
 Insurance Company......        2                                                      195        22        216
 Fund shares redeemed...                318       228          115          556
                         --------------------------------------------------------------------------------------
Total Assets............   48,136    23,703     4,861      301,617       16,666     75,105     6,095    159,413
                         --------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                318       228          115          556
 Fund shares purchased..        2                                                      195        22        216
                         --------------------------------------------------------------------------------------
Total Liabilities.......        2       318       228          115          556        195        22        216
                         --------------------------------------------------------------------------------------
NET ASSETS..............  $48,134   $23,385    $4,633     $301,502      $16,110    $74,910    $6,073   $159,197
                         ======================================================================================
Shares owned in each
Portfolio...............    3,624     2,907       420       11,437        1,918      2,212       622     10,092
                         ======================================================================================
Cost of Investments.....  $49,121   $27,826    $4,707     $309,560      $17,444    $74,802    $6,257   $154,294
                         ======================================================================================

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                          Equity   Growth  Mid-Cap   Equity  Small-Cap          International Government
                          Income     LT     Value    Index     Index     REIT       Value     Securities
                         Variable Variable Variable Variable Variable  Variable   Variable     Variable
                         Account  Account  Account  Account   Account  Account   Account (1)   Account
                         -------------------------------------------------------------------------------

ASSETS
Investments:
 Equity Income
 Portfolio.............. $234,031
 Growth LT Portfolio....          $593,241
 Mid-Cap Value
 Portfolio..............                   $26,461
 Equity Index
 Portfolio..............                            $476,790
 Small-Cap Index
 Portfolio..............                                      $22,791
 REIT Portfolio.........                                               $10,443
 International Value
 Portfolio (1)..........                                                          $206,504
 Government Securities
 Portfolio..............                                                                         $26,872

Receivables:
 Due from Pacific Life
 Insurance Company......      183               26        25       37        8         177
 Fund shares redeemed...             1,274                                                            51
                         -------------------------------------------------------------------------------
Total Assets............  234,214  594,515  26,487   476,815   22,828   10,451     206,681        26,923
                         -------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......             1,274                                                            51
 Fund shares purchased..      183               26        25       37        8         177
                         -------------------------------------------------------------------------------
Total Liabilities.......      183    1,274      26        25       37        8         177            51
                         -------------------------------------------------------------------------------
NET ASSETS.............. $234,031 $593,241 $26,461  $476,790  $22,791  $10,443    $206,504       $26,872
                         ===============================================================================
Shares owned in each
Portfolio...............    9,308   15,095   2,191    12,842    1,895      870      12,856         2,592
                         ===============================================================================
Cost of Investments..... $221,847 $466,795 $24,414  $375,672  $22,790   $9,680    $212,443       $27,103
                         ===============================================================================

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                         Managed   Money   High Yield Large-Cap
                           Bond    Market     Bond      Value   Variable Variable Variable Variable
                         Variable Variable  Variable  Variable  Account  Account  Account  Account
                         Account  Account   Account    Account     I        II      III       IV
                         --------------------------------------------------------------------------

ASSETS
Investments:
 Managed Bond
 Portfolio.............. $151,895
 Money Market
 Portfolio..............          $139,081
 High Yield Bond
 Portfolio..............                    $45,493
 Large-Cap Value
 Portfolio..............                               $16,372
 Brandes International
 Equity Portfolio.......                                        $19,563
 Turner Core Growth
 Portfolio..............                                                 $13,458
 Frontier Capital
 Appreciation
 Portfolio..............                                                          $14,021
 Clifton Enhanced U.S.
 Equity Portfolio (1)...                                                                    $7,083

Receivables:
 Due from Pacific Life
 Insurance Company......      213    3,576       49         56       38       47       47       11
                         -------------------------------------------------------------------------
Total Assets............  152,108  142,657   45,542     16,428   19,601   13,505   14,068    7,094
                         -------------------------------------------------------------------------
LIABILITIES
Payables:
 Fund shares purchased..      213    3,576       49         56       38       47       47       11
                         -------------------------------------------------------------------------
Total Liabilities.......      213    3,576       49         56       38       47       47       11
                         -------------------------------------------------------------------------
NET ASSETS.............. $151,895 $139,081  $45,493    $16,372  $19,563  $13,458  $14,021   $7,083
                         =========================================================================
Shares owned in each
Portfolio...............   14,347   13,782    5,542      1,318    1,266      543      575      358
                         =========================================================================
Cost of Investments..... $154,484 $139,358  $47,861    $15,841  $18,202  $12,815  $13,528   $6,991
                         =========================================================================


(1) Formerly named Enhanced U.S. Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                         Aggressive Emerging  Diversified  Small-Cap  International              I-Net     Multi-
                           Equity   Markets    Research     Equity      Large-Cap    Equity   Tollkeeper  Strategy
                          Variable  Variable   Variable    Variable     Variable    Variable   Variable   Variable
                          Account   Account   Account (1) Account (2)  Account (1)  Account   Account (1) Account
                         -----------------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends..............   $1,226       $12        $2       $21,352                  $4,305               $14,418
                         ----------------------------------------------------------------------------------------
Net Investment Income...    1,226        12         2        21,352                   4,305                14,418
                         ----------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........    2,411     2,870       103        35,749        ($219)     4,310                 1,500
 Net unrealized
 depreciation on
 investments............   (5,677)   (9,504)      (75)      (71,933)      (1,334)   (10,757)     ($185)   (12,060)
                         ----------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........   (3,266)   (6,634)       28       (36,184)      (1,553)    (6,447)      (185)   (10,560)
                         ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM
OPERATIONS..............  ($2,040)  ($6,622)      $30      ($14,832)     ($1,553)   ($2,142)     ($185)    $3,858
                         ========================================================================================

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                          Equity    Growth   Mid-Cap   Equity   Small-Cap          International Government
                          Income      LT      Value    Index      Index     REIT       Value     Securities
                         Variable  Variable  Variable Variable  Variable  Variable   Variable     Variable
                         Account   Account   Account  Account    Account  Account   Account (1)   Account
                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends.............. $20,459    $84,773     $137   $8,081      $124      $123      $6,198         $971
                         ---------------------------------------------------------------------------------
Net Investment Income...  20,459     84,773      137    8,081       124       123       6,198          971
                         ---------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........   5,957     41,836       12   19,173       317       477       3,929         (340)
 Net unrealized
 appreciation
 (depreciation) on
 investments............ (26,934)  (143,467)   1,981  (35,083)     (666)      903     (33,169)         937
                         ---------------------------------------------------------------------------------
 Net Realized and
 Unrealized Gain (Loss)
 on Investments......... (20,977)  (101,631)   1,993  (15,910)     (349)    1,380     (29,240)         597
                         ---------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM
OPERATIONS..............   ($518)  ($16,858)  $2,130  ($7,829)    ($225)   $1,503    ($23,042)      $1,568
                         =================================================================================

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                         Managed   Money   High Yield Large-Cap
                           Bond    Market     Bond      Value   Variable Variable Variable Variable
                         Variable Variable  Variable  Variable  Account  Account  Account  Account
                         Account  Account   Account    Account     I        II      III       IV
                         --------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends..............  $5,841   $6,274    $3,336      $107     $210      $125     $320      $166
                         --------------------------------------------------------------------------
Net Investment Income...   5,841    6,274     3,336       107      210       125      320       166
                         --------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........    (777)     177    (3,214)      754      228     1,263    1,589       218
 Net unrealized
 appreciation
 (depreciation) on
 investments............   3,937      (30)      (72)      473      (81)   (1,742)  (1,672)     (597)
                         --------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........   3,160      147    (3,286)    1,227      147      (479)     (83)     (379)
                         --------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........  $9,001   $6,421       $50    $1,334     $357     ($354)    $237     ($213)
                         ==========================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                          Aggressive Emerging  Diversified  Small-Cap  International              I-Net     Multi-
                            Equity   Markets    Research     Equity      Large-Cap    Equity   Tollkeeper  Strategy
                           Variable  Variable   Variable    Variable     Variable    Variable   Variable   Variable
                           Account   Account   Account (1) Account (2)  Account (1)  Account   Account (1) Account
                          -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net Investment Income..    $1,226       $12         $2      $21,352                  $4,305                $14,418
 Net realized gain
 (loss) from security
 transactions...........     2,411     2,870        103       35,749        ($219)     4,310                  1,500
 Net unrealized
 depreciation on
 investments............    (5,677)   (9,504)       (75)     (71,933)      (1,334)   (10,757)     ($185)    (12,060)
                          -----------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    (2,040)   (6,622)        30      (14,832)      (1,553)    (2,142)      (185)      3,858
                          -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............     7,184     4,264        568       28,820        2,290     12,394        731      12,206
 Transfers between
 variable accounts,
 net....................    13,250     7,787      4,092       23,704       15,922      9,923      5,752        (663)
 Transfers--policy
 charges and
 deductions.............    (1,868)   (1,120)       (70)     (11,158)        (408)    (3,129)      (124)     (4,919)
 Transfers--surrenders..      (701)     (389)        (3)      (9,984)         (12)      (985)                (2,258)
 Transfers--other.......      (726)     (445)        16       (4,117)        (129)      (750)      (101)       (924)
                          -----------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions............    17,139    10,097      4,603       27,265       17,663     17,453      6,258       3,442
                          -----------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    15,099     3,475      4,633       12,433       16,110     15,311      6,073       7,300
                          -----------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period....    33,035    19,910                 289,069                  59,599                151,897
                          -----------------------------------------------------------------------------------------
 End of Period..........   $48,134   $23,385     $4,633     $301,502      $16,110    $74,910     $6,073    $159,197
                          =========================================================================================


(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                           Equity    Growth   Mid-Cap    Equity   Small-Cap           International Government
                           Income      LT      Value     Index      Index     REIT        Value     Securities
                          Variable  Variable  Variable  Variable  Variable  Variable    Variable     Variable
                          Account   Account   Account   Account    Account  Account    Account (1)   Account
                          ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..   $20,459   $84,773     $137     $8,081      $124     $123       $6,198          $971
 Net realized gain
 (loss) from security
 transactions...........     5,957    41,836       12     19,173       317      477        3,929          (340)
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (26,934) (143,467)   1,981    (35,083)     (666)     903      (33,169)          937
                          ------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........      (518)  (16,858)   2,130     (7,829)     (225)   1,503      (23,042)        1,568
                          ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    24,363    61,035    2,852     67,155     3,463    1,263       27,703         3,493
 Transfers between
 variable accounts,
 net....................       730    56,529   17,057     16,046    14,023    5,594        2,580         1,776
 Transfers--policy
 charges and
 deductions.............    (8,638)  (22,466)    (627)   (19,298)     (586)    (305)      (7,997)       (1,053)
 Transfers--surrenders..    (4,736)  (13,887)     (36)   (10,372)      (80)    (116)      (5,467)       (1,018)
 Transfers--other.......    (2,636)   (7,558)    (123)    (3,477)     (230)    (139)      (2,622)         (112)
                          ------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions............     9,083    73,653   19,123     50,054    16,590    6,297       14,197         3,086
                          ------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........     8,565    56,795   21,253     42,225    16,365    7,800       (8,845)        4,654
                          ------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period.....   225,466   536,446    5,208    434,565     6,426    2,643      215,349        22,218
                          ------------------------------------------------------------------------------------
End of Period...........  $234,031  $593,241  $26,461   $476,790   $22,791  $10,443     $206,504       $26,872
                          ====================================================================================


(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (Unaudited)
(In thousands)

                          Managed    Money    High Yield Large-Cap
                            Bond     Market      Bond      Value   Variable  Variable  Variable  Variable
                          Variable  Variable   Variable  Variable  Account   Account   Account   Account
                          Account   Account    Account    Account     I         II       III        IV
                          -------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net Investment Income..    $5,841    $6,274    $3,336       $107     $210      $125      $320       $166
 Net realized gain
 (loss) from security
 transactions...........      (777)      177    (3,214)       754      228     1,263     1,589        218
 Net unrealized
 appreciation
 (depreciation) on
 investments............     3,937       (30)      (72)       473      (81)   (1,742)   (1,672)      (597)
                          -------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     9,001     6,421        50      1,334      357      (354)      237       (213)
                          -------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    15,480   236,299     5,695      2,973    2,657     2,291     1,838        803
 Transfers between
 variable accounts,
 net....................    20,203  (213,116)   (5,310)     7,674    7,775    (8,904)    4,599      1,151
 Transfers--policy
 charges and
 deductions.............    (4,314)  (11,467)   (1,872)      (678)    (611)     (527)     (504)      (230)
 Transfers--surrenders..    (1,798)   (6,399)     (972)      (158)    (376)     (703)     (494)      (408)
 Transfers--other.......      (874)   (3,703)     (130)      (151)    (166)       33      (118)       (25)
                          -------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Derived from Policy
Transactions............    28,697     1,614    (2,589)     9,660    9,279    (7,810)    5,321      1,291
                          -------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........    37,698     8,035    (2,539)    10,994    9,636    (8,164)    5,558      1,078
                          -------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period....   114,197   131,046    48,032      5,378    9,927    21,622     8,463      6,005
                          -------------------------------------------------------------------------------
 End of Period..........  $151,895  $139,081   $45,493    $16,372  $19,563   $13,458   $14,021     $7,083
                          ===============================================================================


See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging   Small-Cap             Multi-    Equity    Growth     Mid-Cap    Equity    Small-Cap
                     Equity   Markets     Equity     Equity   Strategy   Income      LT        Value     Index       Index
                    Variable  Variable   Variable   Variable  Variable  Variable  Variable   Variable   Variable   Variable
                    Account   Account   Account (1) Account   Account   Account   Account   Account (2) Account   Account (2)
                   ----------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
OPERATIONS
 Net investment
 income..........    $2,297       $60     $24,357    $2,430    $12,175   $18,449   $24,658       $10      $5,600       $95
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)     17,437     1,715      1,903     8,208    25,696       (70)     16,677        37
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681      51,373     8,860     (4,391)   (1,356)  195,153        66      45,834       667
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     6,393     6,448      93,167    13,005      9,687    25,301   245,507         6      68,111       799

INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS
 Transfer of net
 premiums........     6,178     3,315      31,800     7,890     13,459    27,427    46,518     1,020      69,793     1,576
 Transfers
 between variable
 accounts, net
 (3).............     4,792     1,415     (11,434)   23,369      5,169     7,886    51,856     4,405      34,183     4,252
 Transfers--
 policy charges
 and deductions..    (1,517)     (908)    (11,435)   (2,031)    (6,081)  (10,117)  (16,923)     (151)    (19,242)     (168)
 Transfers--
 surrenders (3)..      (633)     (553)     (8,959)     (577)    (3,028)  (10,670)  (13,700)      (23)    (18,106)       (8)
 Transfers--other
 (3).............        56       121      (3,740)     (123)    (1,307)   (2,228)   (4,089)      (49)     (3,361)      (25)
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     8,876     3,390      (3,768)   28,528      8,212    12,298    63,662     5,202      63,267     5,627
NET INCREASE IN
NET ASSETS.......    15,269     9,838      89,399    41,533     17,899    37,599   309,169     5,208     131,378     6,426

NET ASSETS
 Beginning of
 Year............    17,766    10,072     199,670    18,066    133,998   187,867   227,277               303,187
 End of Year.....   $33,035   $19,910    $289,069   $59,599   $151,897  $225,466  $536,446    $5,208    $434,565    $6,426
                      REIT
                    Variable
                   Account (2)

INCREASE
(DECREASE) IN NET
ASSETS FROM
OPERATIONS
 Net investment
 income..........        $82
 Net realized
 gain (loss) from
 security
 transactions....        (15)
 Net unrealized
 appreciation
 (depreciation)
 on investments..       (140)
                   -----------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..        (73)
                   -----------

INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS
 Transfer of net
 premiums........        327
 Transfers
 between variable
 accounts, net
 (3).............      2,476
 Transfers--
 policy charges
 and deductions..        (65)
 Transfers--
 surrenders (3)..        (13)
 Transfers--other
 (3).............         (9)
                   -----------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....      2,716
                   -----------
NET INCREASE IN
NET ASSETS.......      2,643
                   -----------

NET ASSETS
 Beginning of
 Year............
                   -----------
 End of Year.....     $2,643
                   ===========

(1) Formerly named Growth Variable Account.

(2) Operations commenced on January 8, 1999 for the Mid-Cap Value and Small-Cap Index Variable Accounts and on January 19, 1999 for the REIT Variable Account.

(3) Prior year amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   International Government Managed    Money    High Yield  Large-Cap
                       Value     Securities   Bond     Market      Bond       Value    Variable Variable  Variable Variable
                     Variable     Variable  Variable  Variable   Variable   Variable   Account  Account   Account  Account
                    Account (2)   Account   Account   Account    Account   Account (1)    I        II       III       IV
                   --------------------------------------------------------------------------------------------------------

INCREASE
(DECREASE) IN NET
ASSETS FROM
OPERATIONS
 Net investment
 income..........      $7,401      $1,278     $8,539    $4,600    $3,845        $20       $312   $1,181      $243     $474
 Net realized
 gain (loss) from
 security
 transactions....       8,072           9        353       259    (1,968)        29        254      277       224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..      23,374      (1,640)   (10,865)     (137)     (533)        58      1,374    1,904     1,903      141
                   -------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..      38,847        (353)    (1,973)    4,722     1,344        107      1,940    3,362     2,370    1,261
                   -------------------------------------------------------------------------------------------------------

INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS
 Transfer of net
 premiums........      29,734       3,788     15,623   255,115     9,673        915      1,409    1,432     1,411      885
 Transfers
 between variable
 accounts, net
 (3).............       6,433       4,897      6,358  (176,515)   (1,919)     4,593      5,357   14,362     1,264     (595)
 Transfers--
 policy charges
 and deductions..      (8,874)     (1,057)    (4,945)   (9,879)   (2,496)      (177)      (234)    (290)     (327)    (259)
 Transfers--
 surrenders (3)..      (7,341)     (2,246)    (2,536)   (8,550)   (1,409)        (3)       (45)    (171)     (592)    (251)
 Transfers--other
 (3).............        (590)         40       (194)   (2,954)     (531)       (57)       (22)     (21)     (115)     (22)
                   -------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....      19,362       5,422     14,306    57,217     3,318      5,271      6,465   15,312     1,641     (242)
                   -------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......      58,209       5,069     12,333    61,939     4,662      5,378      8,405   18,674     4,011    1,019
                   -------------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of
 Year............     157,140      17,149    101,864    69,107    43,370                 1,522    2,948     4,452    4,986
                   -------------------------------------------------------------------------------------------------------
 End of Year.....    $215,349     $22,218   $114,197  $131,046   $48,032     $5,378     $9,927  $21,622    $8,463   $6,005
                   =======================================================================================================

(1) Operations commenced on January 8, 1999 for the Large-Cap Value Variable Account.

(2) Formerly named International Variable Account.

(3) Prior year amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of twenty-four subaccounts called Variable Accounts: the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity (formerly Growth), International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value (formerly International), Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III and Variable Account IV Variable Accounts. The assets in each of the first twenty Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts (Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity (formerly Enhanced U.S. Equity)) are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies.

 The Separate Account has organized and registered with the Securities and Exchange Commission three new Variable Accounts: the Diversified Research, International Large-Cap, and I-Net Tollkeeper Variable Accounts. The International Large-Cap Variable Account commenced operations on January 3, 2000, the Diversified Research Variable Account commenced operations on January 4, 2000, and the I-Net Tollkeeper Variable Account commenced operations on May 1, 2000.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). At the same time that this reorganization occurs, total of 326,731 accumulation units (valued at $8,510,243) of the Managed Bond Variable Account were issued in exchange for all 657,265 outstanding accumulation units with equal value of the Bond and Income Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 For the period January 1, 2000 through September 30, 2000, the Funds declared dividends for each portfolio except for the International Large-Cap and the I-Net Tollkeeper Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                PACIFIC LIFE INSURANCE COMPANY AND SUBSIDIARIES

           Consolidated Financial Statements as of September 30, 2000
              and December 31, 1999 and for the nine months ended
                          September 30, 2000 and 1999

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                  September 30,
                                                      2000      December 31,
                                                   (Unaudited)      1999
-----------------------------------------------------------------------------
                                                        (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair
   value:
    Fixed maturity securities                       $14,867.0      $14,814.0
    Equity securities                                   216.3          295.2
  Trading securities at estimated fair value             96.8           99.9
  Mortgage loans                                      2,831.6        2,920.2
  Real estate                                           248.7          236.0
  Policy loans                                        4,545.5        4,258.5
  Other investments                                   2,458.6          882.7
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                    25,264.5       23,506.5
Cash and cash equivalents                               440.5          439.4
Deferred policy acquisition costs                     1,713.2        1,446.1
Accrued investment income                               290.4          287.2
Other assets                                            485.2          830.7
Separate account assets                              26,350.9       23,613.1
-----------------------------------------------------------------------------
TOTAL ASSETS                                        $54,544.7      $50,123.0
=============================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products       $19,120.0      $19,045.5
  Future policy benefits                              4,572.3        4,386.0
  Short-term and long-term debt                         362.1          224.4
  Other liabilities                                   1,144.8          939.2
  Separate account liabilities                       26,350.9       23,613.1
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                    51,550.1       48,208.2
-----------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common Stock - $50 par value; 600,000 shares
   authorized, issued and outstanding                    30.0           30.0
  Paid-in capital                                       146.4          139.9
  Unearned ESOP shares                                   (7.7)         (11.6)
  Retained earnings                                   3,040.6        2,034.5
  Accumulated other comprehensive loss                 (214.7)        (278.0)
-----------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                            2,994.6        1,914.8
-----------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY          $54,544.7      $50,123.0
=============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                  (Unaudited)

                                                         Nine Months Ended
                                                           September 30,
                                                           2000     1999
--------------------------------------------------------------------------
                                                           (In Millions)
REVENUES
Universal life and investment-type product policy fees   $  580.6 $  467.6
Insurance premiums                                          442.6    351.0
Net investment income                                     1,225.3  1,010.9
Net realized investment gains                             1,133.9     74.5
Commission revenue                                          184.3    157.1
Other income                                                167.0    186.4
--------------------------------------------------------------------------
TOTAL REVENUES                                            3,733.7  2,247.5
--------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-type
 products                                                   658.1    674.4
Policy benefits paid or provided                            731.6    560.6
Commission expenses                                         409.8    343.8
Operating expenses                                          416.3    301.8
--------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                               2,215.8  1,880.6
--------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                  1,517.9    366.9
Provision for income taxes                                  511.8     98.6
--------------------------------------------------------------------------

NET INCOME                                               $1,006.1 $  268.3
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                  Accumulated
                         Common Stock          Unearned              Other
                         ------------- Paid-in   ESOP   Retained Comprehensive
                         Shares Amount Capital  Shares  Earnings Income (Loss)  Total
----------------------------------------------------------------------------------------
                                                 (In Millions)

BALANCES,
 JANUARY 1, 1999          0.6   $30.0  $126.2           $1,663.5    $ 508.3    $2,328.0
Comprehensive loss:
  Net income                                               371.0                  371.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                               (786.3)     (786.3)
                                                                               --------
Total comprehensive
 loss                                                                            (415.3)
Issuance of partnership
 units by affiliate                      10.6                                      10.6
Capital contributions                     3.1                                       3.1
Purchase of ESOP note                           $(13.1)                           (13.1)
Allocation of unearned
 ESOP shares                                       1.5                              1.5
----------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1999        0.6    30.0   139.9    (11.6)  2,034.5     (278.0)    1,914.8
Comprehensive income:
  Net income                                             1,006.1                1,006.1
  Change in unrealized
   loss on securities
   available for sale,
   net                                                                 31.7        31.7
  Change in unrealized
   gain on interest in
   PIMCO Advisors L.P.
   (Note 4)                                                            31.6        31.6
                                                                               --------
Total comprehensive
 income                                                                         1,069.4
Issuance of partnership
 units by affiliate                       4.5                                       4.5
Allocation of unearned
 ESOP shares                              2.0      3.9                              5.9
----------------------------------------------------------------------------------------

BALANCES (Unaudited),
 SEPTEMBER 30, 2000       0.6   $30.0  $146.4   $ (7.7) $3,040.6    $(214.7)   $2,994.6
========================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                          Nine Months Ended
                                                            September 30,
                                                            2000       1999
------------------------------------------------------------------------------
                                                            (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                $ 1,006.1  $  268.3
Adjustments to reconcile net income to net cash provided
 by operating activities:
  Amortization on fixed maturity securities                   (57.5)    (63.0)
  Depreciation and other amortization                          20.9      12.3
  Earnings of equity method investees                         (24.4)    (76.7)
  Deferred income taxes                                       450.1      (2.2)
  Net realized investment gains                            (1,133.9)    (74.5)
  Net change in deferred policy acquisition costs            (267.1)   (429.1)
  Interest credited to universal life and investment-type
   products                                                   658.0     674.4
  Change in trading securities                                  3.1     (73.2)
  Change in accrued investment income                          (3.2)    (20.2)
  Change in future policy benefits                            186.3     103.9
  Change in other assets and liabilities                      (25.9)    172.5
------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                     812.5     492.5
------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                                (2,326.7) (3,124.7)
  Sales                                                     1,222.9   1,393.2
  Maturities and repayments                                 1,326.4   1,039.5
Repayments of mortgage loans                                  409.2     486.0
Purchases of mortgage loans and real estate                  (357.3)   (636.5)
Distributions from partnerships                                67.7     102.6
Change in policy loans                                       (287.0)   (142.2)
Cash received from acquisition of an annuity block of
 business                                                               164.9
Other investing activity, net                                (524.3)    260.1
------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                        (469.1)   (457.1)
------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                      Nine Months Ended
                                                        September 30,
(Continued)                                            2000       1999
--------------------------------------------------------------------------
                                                        (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                           $ 3,231.6  $ 3,158.7
  Withdrawals                                         (3,717.5)  (3,149.0)
Net change in short-term and long-term debt              137.7       16.2
Capital contribution                                                  0.8
Purchase of ESOP note from Pacific LifeCorp                         (13.1)
Allocation of unearned ESOP shares                         5.9        0.5
--------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES     (342.3)      14.1
--------------------------------------------------------------------------

Net increase in cash and cash equivalents                  1.1       49.5
Cash and cash equivalents, beginning of period           439.4      154.1
--------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF PERIOD             $   440.5  $   203.6
==========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid                                    $    54.8  $    82.0
Interest paid                                        $    14.8  $    13.1
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

1. ORGANIZATION AND BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of a conversion to form a mutual holding company structure in 1997.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

2. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The information set forth in the consolidated statements of financial condition and stockholder's equity as of September 30, 2000 and the consolidated statements of operations and cash flows for the nine months ended September 30, 2000 and 1999 is unaudited. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. The information reflects all adjustments, consisting only of normal recurring adjustments, that, in the opinion of management, are necessary to present fairly the financial position and results of operations of Pacific Life Insurance Company and subsidiaries (the Company) for the periods indicated. Results of operations for the interim periods are not necessarily indicative of the results of operations for the full year. It is suggested that these unaudited financial statements be read in conjunction with the audited financial statements for the years ended December 31, 1999, 1998 and 1997.

   The accompanying consolidated financial statements of the Company include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the 2000 financial statement presentation.

3. NEW ACCOUNTING PRONOUNCEMENT

   In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities. SFAS No. 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of FASB Statement No. 133, is effective for fiscal years beginning after June 15, 2000. SFAS No.133 requires, among other things, that all derivatives be recognized in the consolidated statements of financial condition as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are required to be reported in income. The Company is required to adopt SFAS No. 133 as of January 1, 2001. The Company is in the process of quantifying the impact of SFAS No. 133 on its consolidated financial statements.

4. INTEREST IN PIMCO ADVISORS L.P.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

4. INTEREST IN PIMCO ADVISORS L.P. (Continued)

   December 31, 1999 and May 4, 2000, through the direct and indirect ownership of Class A limited partnership units (Class A units) of PIMCO Advisors. This interest in PIMCO Advisors was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082.3 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain is included in net realized investment gains on the accompanying consolidated statement of operations for the nine months ended September 30, 2000. A deferred tax liability in the amount of $372.0 million was also established.

   Effective May 5, 2000, the interest in PIMCO Advisors will be accounted for using the cost method as the Company has virtually no influence over PIMCO Advisors' operating and financial policies. The interest in PIMCO Advisors, which is included in other investments on the accompanying consolidated statements of financial condition, will be reported at estimated fair value, as determined by the put and call option price described below, with net unrealized gains and losses reported as part of other comprehensive income.

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0 and can be exercised only if the call per unit value reaches a minimum value.

5. ACQUISITION OF INSURANCE BLOCK OF BUSINESS

   Effective July 15, 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation. At closing, this block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received at closing in connection with this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

6. LITIGATION

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

     APPENDIX B - SURRENDER CHARGE: RATES PER $1,000 OF COVERAGE SEGMENT

             Death Benefit Option A or C               Death Benefit Option B
       --------------------------------------- ---------------------------------------
            Nonsmoker            Smoker             Nonsmoker            Smoker
Issue  ------------------- ------------------- ------------------- -------------------
 age   Male  Female Unisex Male  Female Unisex Male  Female Unisex Male  Female Unisex
-----  ----- ------ ------ ----- ------ ------ ----- ------ ------ ----- ------ ------
   5    5.24  4.48   5.09   5.24  4.48   5.09  13.68 12.69  13.38  13.68 12.69  13.38
  10    5.02  4.41   4.89   5.02  4.41   4.89  13.30 12.24  13.07  13.30 12.24  13.07
  15    4.86  4.18   4.73   4.86  4.18   4.73  13.07 12.01  12.77  13.07 12.01  12.77
  20    9.35  7.83   9.04  11.48  9.12  11.02  19.38 17.78  19.08  19.38 17.78  19.08
  25   11.32  9.58  10.97  14.14 11.17  13.53  21.20 19.30  20.75  21.20 19.30  20.82
  30   12.69 10.87  12.33  15.50 12.54  14.90  23.41 21.20  22.95  23.41 21.20  22.95
  35   14.36 12.31  13.95  17.10 14.06  16.49  26.30 23.56  25.76  26.30 23.56  25.76
  40   19.08 16.26  18.51  22.95 18.92  22.12  30.02 26.45  29.26  30.02 26.45  29.26
  45   25.99 22.04  25.20  31.84 26.07  30.70  34.73 30.02  33.74  34.73 30.10  33.74
  50   32.30 27.28  31.30  39.44 32.22  38.00  40.81 34.66  39.44  40.81 34.66  39.44
  55   38.15 32.15  36.95  45.90 37.39  44.23  48.88 40.58  46.97  48.88 40.58  46.97
  58   44.61 37.62  43.21  53.43 43.70  51.45  54.11 44.99  52.54  53.43 44.99  52.52
  59   46.97 39.60  45.49  53.35 45.98  53.59  54.02 46.59  53.96  53.35 46.66  53.96
  60   49.63 41.88  48.08  52.95 48.07  53.23  53.89 48.41  53.88  52.95 48.46  53.23
  61   52.52 44.16  50.84  52.54 49.94  52.84  53.62 50.31  53.76  52.54 50.39  52.84
  62   53.23 46.44  53.45  52.13 51.96  52.45  53.23 52.39  53.66  52.13 52.44  52.45
  63   52.88 48.79  53.13  51.95 53.41  52.11  52.88 53.96  53.13  51.95 53.41  52.11
  64   52.50 51.30  52.76  52.05 53.08  51.94  52.50 53.83  52.76  52.05 53.08  51.94
  65   52.23 52.97  52.51  52.04 52.85  52.04  52.23 52.97  52.51  52.04 52.85  52.04
  66   51.67 53.12  52.00  51.74 52.58  51.84  51.67 53.12  52.00  51.74 52.58  51.84
  70   51.29 51.15  51.63  51.31 52.33  51.43  51.29 51.15  51.63  51.31 52.33  51.43
  75   50.63 49.40  50.98  50.65 51.68  50.77  50.63 49.40  50.98  50.65 51.68  50.77
  80   49.91 46.06  50.19  49.90 50.62  49.80  49.91 46.06  50.19  49.90 50.62  49.80
  85   48.14 48.74  48.30  48.07 48.75  48.17  48.14 48.74  48.30  48.07 48.75  48.17
 ---   --------------------------------------  --------------------------------------

If the person insured by the policy is assigned a risk classification other than standard, a factor is applied to the surrender charge rate according to the nonstandard table rating assigned to that person insured. If the person insured is assigned a nonstandard rating reflected in the table of nonstandard table factors below, the rate above that applies to the person insured is multiplied by the nonstandard table factor that applies.

                           NONSTANDARD TABLE FACTORS

                                   Nonstandard Table Number
 Issue  -------------------------------------------------------------------------------
  age    1    2    3    4    5    6    7    8    9    10   11   12   13   14   15   16
 -----  ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ----
 0-45   1.05 1.10 1.15 1.20 1.25 1.30 1.35 1.40 1.45 1.50 1.55 1.60 1.65 1.70 1.75 1.80
  50    1.05 1.10 1.15 1.20 1.25 1.30 1.35 1.40 1.45 1.50 1.55 1.60 1.65 1.65 1.65 1.65
  55    1.05 1.10 1.15 1.20 1.25 1.30 1.35 1.35 1.35 1.35 1.35 1.35 1.35 1.35 1.35 1.35
  60    1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05
 65-85  1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00
 -----  -------------------------------------------------------------------------------

Representative figures shown. For issue ages not listed, please ask your registered representative.

     APPENDIX C - MAXIMUM SURRENDER CHARGE: RATES PER $1,000 OF COVERAGE SEGMENT


              Death Benefit Option A or C                   Death Benefit Option B
       ----------------------------------------- ---------------------------------------------
            Nonsmoker              Smoker              Nonsmoker                Smoker
Issue  -------------------- -------------------- ---------------------- ----------------------
 age    Male  Female Unisex  Male  Female Unisex  Male   Female Unisex   Male   Female Unisex
-----  ------ ------ ------ ------ ------ ------ ------- ------ ------- ------- ------ -------
  5     1.222  0.772  1.146  1.222  0.772  1.146   3.770  2.926   3.608   3.770  2.926   3.608
 10     1.258  0.784  1.182  1.258  0.784  1.182   3.830  2.998   3.656   3.830  2.998   3.656
 15     1.282  0.820  1.206  1.282  0.820  1.206   3.866  3.034   3.704   3.866  3.034   3.704
 20     3.284  2.444  3.132  4.408  3.120  4.170   6.690  5.622   6.478   6.960  5.992   6.808
 25     4.342  3.368  4.172  5.678  4.226  5.424   7.732  6.612   7.494   7.932  6.932   7.772
 30     5.246  4.164  5.056  6.802  5.210  6.528   8.954  7.662   8.676   9.054  7.902   8.856
 35     6.302  5.096  6.082  8.130  6.330  7.826  10.618  9.040  10.292  10.758  9.180  10.492
 40     8.918  7.302  8.632 11.306  8.902 10.898  13.140 10.984  12.680  13.240 10.924  12.850
 45    12.646 10.400 12.246 15.762 12.464 15.192  16.436 13.410  15.802  16.426 13.188  15.882
 50    16.190 13.352 15.696 19.972 15.812 19.260  20.546 16.538  19.692  20.666 16.158  19.832
 55    24.234 17.472 23.036 23.740 18.904 22.954  30.602 21.760  28.942  25.682 20.070  24.802
 58    28.874 20.608 27.390 27.542 21.978 26.664  34.390 24.844  33.166  27.542 23.224  28.566
 59    30.590 21.774 29.008 29.042 23.096 28.000  35.078 26.010  34.246  29.042 24.438  29.396
 60    32.400 22.974 30.700 30.648 24.308 29.558  35.672 27.172  35.118  30.658 25.710  29.558
 61    34.364 24.434 32.568 32.408 25.586 31.248  36.068 28.462  35.972  32.408 26.880  31.248
 62    36.444 25.994 34.552 34.308 26.840 33.062  36.884 29.070  36.984  34.308 28.136  33.062
 63    38.636 27.662 36.660 36.848 28.138 34.990  39.186 29.436  37.110  37.088 28.138  34.990
 64    40.906 29.436 38.826 40.090 29.484 37.492  41.576 30.102  39.396  40.980 29.484  37.732
 65    43.596 31.462 41.380 43.296 30.276 40.534  44.476 31.732  42.100  45.636 30.276  41.414
 66    46.782 34.026 44.430 46.818 32.634 43.998  48.262 34.316  45.750  49.678 32.634  46.328
 70    62.802 46.450 59.732 62.706 45.262 59.168  63.812 47.350  60.772  68.016 48.062  63.838
 75    90.004 68.782 85.914 89.860 67.642 85.302 100.284 75.132  95.344 105.310 76.792  99.092
 80    96.014 74.550 91.768 95.810 73.830 90.760 115.804 85.620 109.558 123.200 88.450 115.010
 85    46.436 35.340 44.328 46.112 35.136 43.740  54.496 40.770  51.668  58.012 41.626  54.040
---    ----------------------------------------- ---------------------------------------------

If the person insured by the policy is assigned a risk classification other than standard, a factor is applied to the maximum surrender charge rate according to the nonstandard table rating assigned to that person insured. If the person insured is assigned a nonstandard rating reflected in the table setting of nonstandard table factors at the bottom of Appendix B and Death Benefit Option A or C is selected, the rate above that applies to the person insured is used in the following formula with the applicable nonstandard table factor to determine the maximum surrender charge:

  (nonstandard table factor x (maximum surrender charge + $0.65) - $0.65

We apply a factor of 1.00 to the maximum surrender charge if a person insured assigned a risk classification other than standard selects Death Benefit Option B.

An example

For a policy:

 . that insured a male non-smoker who is age 45 when the policy is issued

 . with an initial face amount of $350,000

 . with a rating of 8

For the death benefit Option A and Option C, the surrender charge is:

 . $12,736.50 in the first policy year (($350,000 / $1,000) x (1.40 x $25.99))

 . $4,245.74 at the end of the seventh policy year ($12,736.50 - ($12,736.50 x
  .9259% x 72 months))

We will never deduct more than the maximum surrender charge, which is $6,289.50 ((1.40 x ($12.65 + $0.65) -$0.65 = $17.97 x ($350,000 / $1,000) = $6,289.50.

For death benefit Option B, the surrender charge is:

 . $17,017.70 in the first policy year (($350,000 / $1,000) x (1.40 x $34.73))

 . $5,672.88 at the end of the seventh policy year ($17,017.70 - ($17,017.70 x
  .9259% x 72 months))

We will never deduct more than the maximum surrender charge, which is $5,754.00 (1.00 x $16.44 = $16.44 x ($350,000 / $1,000) = $5,754.00).

Representative figures shown. For issue ages not listed, please ask your registered representative.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 111 pages.

Supplement dated January 2, 2001 to prospectus dated May 1, 2000 consisting of 4 pages.

Supplement dated February 1, 2001 to prospectus dated May 1, 2000 consisting of 28 pages.

The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940 The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche LLP, Independent Auditors

Dechert Price & Rhoads, Outside Counsel
The following exhibits:

1. (1) (a) Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

       (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

   (2) Inapplicable

   (3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /1/

       (b) Annual Renewable Term Rider (form R98-AR) /1/

       (c) Accounting Benefit Rider (form R98-AB) /1/

       (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

       (e) Spouse Term Rider (form R98-ART-VL) /1/

       (f) Children's Term Rider (form R84-CT) /1/

       (g) Waiver of Charges (form R98-WC) /2/

       (h) Accidental Death Benefit (form R84-AD) /1/

       (i) Guaranteed Insurability Rider (form R84-GI) /1/

       (j) Disability Benefit Rider (form R84-DB) /1/

       (k) Surrender Charge Endorsement (E9852S) /3/

       (l) Endorsement (E9852T) /8/

   (6) (a) Bylaws of Pacific Life Insurance Company /1/

       (b) Articles of Incorporation of Pacific Life Insurance Company /1/

  (7)    Inapplicable

  (8)    Inapplicable

  (9)    Participation Agreement between Pacific Life Insurance
         Company and Pacific Select Fund /5/

  (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /1/

2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /6/

    (b) Consent of Dechert Price & Rhoads /1/

7.  (a) Opinion of Actuary /7/

    (b) Form of Illustration of Policy Benefits /7/

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Power of Attorney /5/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable


/1/ Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 31, 1998, File No. 333-60461, Accession Number 0001017062-98-001653.

/2/ Filed as part of Pre-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on November 19, 1998, File No. 333-60461, Accession Number 0001017062-98-002348.

/3/ Filed as part of Post-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on February 5, 1999, File No. 333-60461, Accession Number 0001017062-99-000149.

/4/ Filed as part of Post-Effective Amendment No. 2 to Registration Statement on
    Form S-6 filed via EDGAR on April 23, 1999, File No. 333-60461, Accession Number 0001017062-99-000706.

/5/ Filed as part of Post-Effective Amendment No. 3 to Registration Statement on
    Form S-6 filed via EDGAR on March 1, 2000, File No. 333-60461, Accession Number 0001017062-00-000590.

/6/ Filed as part of Post-Effective Amendment No. 4 to Registration Statement on
    Form S-6 filed via EDGAR on April 21, 2000, File No. 333-60461, Accession Number 0001017062-00-000953.

/7/ Filed as part of Post-Effective Amendment No. 7 to Registration Statement on
    Form S-6 filed via EDGAR on November 30, 2000, File No. 333-60461, Accession Number 0001017062-00-002408.

/8/ Filed as part of Post-Effective Amendment No. 8 to Registration Statement on
    Form S-6 filed via EDGAR on December 1, 2000, File No. 333-60461, Accession Number 0001017062-00-002422.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as maybe prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 1st day of February, 2001.

                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-60461, Accession No. 0001017062-00-000590, and incorporated by reference herein.)

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 1st day of February, 2001.

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-60461, Accession No. 0001017062-00-000590, and incorporated by reference herein.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                     Title                                  Date

____________________          Director, Chairman of the Board        __________ , 2001
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2001
Glenn S. Schafer*

____________________          Director, Senior Vice President and    __________ , 2001
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2001
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2001
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2001
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2001
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2001
Lynn C. Miller

*BY: /s/ DAVID R. CARMICHAEL                                          February 1, 2001
     David R. Carmichael
     as attorney-in-fact



(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-60461, Accession No. 0001017062-00-000590, and incorporated by reference herein.)